Operating lease liabilities - Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Other Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease costs:
Operating lease expense	$ 160.2	$ 166.5
Variable lease adjustments	(13.7)	(12.4)
Other information:
Operating cash outflow used for operating leases	$ 143.2	$ 147.8
Weighted average discount rate	4.80%	4.80%
Weighted average remaining lease term	6 years	7 years